Asset Retirement Obligations	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations	Asset Retirement Obligations
The components of the change in our asset retirement obligations are shown below:

	Years Ended December 31,
	2019	2018
	($ in millions)
Asset retirement obligations, beginning of period	$166	$177
Additions(a)	21	3
Revisions	18	11
Settlements and disposals	(5)	(35)
Accretion expense	11	10
Asset retirement obligations, end of period	211	166
Less current portion	11	11
Asset retirement obligation, long-term	$200	$155
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(a)    During 2019, approximately $17 million of additions relate to the acquisition of WildHorse.